Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000005541 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000005541 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000005541 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005541 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005541 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005541 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005541 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005541 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000005541 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000005541 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005541 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005541 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005541 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005541 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005541 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005541 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005541 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193180 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193180 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000193180 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193180 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000193180 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193180 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000193180 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193180 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000193180 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000193180 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193180 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193180 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193180 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193180 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193180 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193180 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193180 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.50%